Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 30, 2016	Jan. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Earnings Per Share Reconciliation Disclosure			The Company calculates earnings per share in accordance with ASC 260 — Earnings per Share. Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares. The Company’s basic EPS is calculated assuming that 100% of the Company’s income available to common stockholders will be distributed as dividends to common stockholders, even though the Company does not anticipate distributing 100% of its earnings as dividends.
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock			800,000
Provision for Loss on Contracts				$ 90	$ 106
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000	$ 7,500	$ 30,000	30,000
Line of Credit Facility, Current Borrowing Capacity		5,500
Payment To Acquire Workers' Compensation And General Liability Insurance	$ 250			250
Medical Claims Limit				175	150
Dental Claims Limit				1,500	1,500
Joint Venture Partners Value				27,300
Losses Attributable To Failure Or Non-Performance Joint Venture Partners				75	0	$ 0
Revision In Contract Estimates, Recorded Project Write Down				856	1,200	$ 618
Revision In Contract Estimates, Recorded Project Write Up				718	861
Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity		35,000
Line of Credit Facility, Current Borrowing Capacity		5,500
Line Of Credit Facility Current Borrowing Capacity Maximum Increments Amount		$ 2,000
Aggregate Consideration Payable To Equityholders							$ 60,000
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50		$ 11.50
Aggregate Workers Compensation And General Liability Claim				3,400	3,400
Aggregate Medical Claim				5,000	5,000
Minimum [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity				30,000
Line Of Credit Facility Maturity Date		Jan. 01, 2016
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 15.00		$ 15.00
Aggregate Workers Compensation And General Liability Claim				4,200	4,200
Aggregate Medical Claim				5,500	$ 5,500
Maximum [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500
Line Of Credit Facility Maturity Date		May 01, 2018
Warrant [Member]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock			4,815,676
Subordinated Debt [Member]
Debt Instrument, Face Amount	$ 13,100		$ 13,100	$ 22,209
Underwriter's Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			330,000
Preferred Stock Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			300,000